Average Annual Total Returns	Prospectus #1 Eaton Vance Dividend Builder Fund S&P 500® Index One Year	Prospectus #1 Eaton Vance Dividend Builder Fund S&P 500® Index Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund S&P 500® Index Ten Years	Prospectus #1 Eaton Vance Dividend Builder Fund NASDAQ US Broad Dividend AchieversTM Index One Year	Prospectus #1 Eaton Vance Dividend Builder Fund NASDAQ US Broad Dividend AchieversTM Index Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund NASDAQ US Broad Dividend AchieversTM Index Ten Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A One Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class A Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A Ten Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class C One Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class C Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class C Ten Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class I One Year	Prospectus #1 Eaton Vance Dividend Builder Fund Class I Five Years	Prospectus #1 Eaton Vance Dividend Builder Fund Class I Ten Years	Prospectus #1 Eaton Vance Growth Fund S&P 500® Index One Year	Prospectus #1 Eaton Vance Growth Fund S&P 500® Index Five Years	Prospectus #1 Eaton Vance Growth Fund S&P 500® Index Ten Years	Prospectus #1 Eaton Vance Growth Fund Russell 1000® Growth Index One Year	Prospectus #1 Eaton Vance Growth Fund Russell 1000® Growth Index Five Years	Prospectus #1 Eaton Vance Growth Fund Russell 1000® Growth Index Ten Years	Prospectus #1 Eaton Vance Growth Fund Class A One Year	Prospectus #1 Eaton Vance Growth Fund Class A Five Years	Prospectus #1 Eaton Vance Growth Fund Class A Ten Years	Prospectus #1 Eaton Vance Growth Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Growth Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Growth Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Growth Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Growth Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Growth Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Growth Fund Class C One Year	Prospectus #1 Eaton Vance Growth Fund Class C Five Years	Prospectus #1 Eaton Vance Growth Fund Class C Ten Years	Prospectus #1 Eaton Vance Growth Fund Class I One Year	Prospectus #1 Eaton Vance Growth Fund Class I Five Years	Prospectus #1 Eaton Vance Growth Fund Class I Ten Years	Prospectus #1 Eaton Vance Growth Fund Class R One Year	Prospectus #1 Eaton Vance Growth Fund Class R Five Years	Prospectus #1 Eaton Vance Growth Fund Class R Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Russell 3000® Index One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Russell 3000® Index Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Russell 3000® Index Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Russell 1000® Value Index One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Russell 1000® Value Index Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Russell 1000® Value Index Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class C Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class I Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 One Year	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 Five Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 Ten Years	Prospectus #1 Eaton Vance Large-Cap Value Fund Class R6 Inception Date	Prospectus #1 Eaton Vance Small-Cap Fund Russell 3000® Index One Year	Prospectus #1 Eaton Vance Small-Cap Fund Russell 3000® Index Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Russell 3000® Index Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Russell 2000® Index One Year	Prospectus #1 Eaton Vance Small-Cap Fund Russell 2000® Index Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Russell 2000® Index Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A One Year	Prospectus #1 Eaton Vance Small-Cap Fund Class A Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Small-Cap Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Small-Cap Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Class C One Year	Prospectus #1 Eaton Vance Small-Cap Fund Class C Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Class C Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Class I One Year	Prospectus #1 Eaton Vance Small-Cap Fund Class I Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Class I Ten Years	Prospectus #1 Eaton Vance Small-Cap Fund Class R One Year	Prospectus #1 Eaton Vance Small-Cap Fund Class R Five Years	Prospectus #1 Eaton Vance Small-Cap Fund Class R Ten Years	Prospectus #2 Eaton Vance Balanced Fund S&P 500® Index One Year	Prospectus #2 Eaton Vance Balanced Fund S&P 500® Index Five Years	Prospectus #2 Eaton Vance Balanced Fund S&P 500® Index Ten Years	Prospectus #2 Eaton Vance Balanced Fund Bloomberg US Aggregate Bond Index One Year	Prospectus #2 Eaton Vance Balanced Fund Bloomberg US Aggregate Bond Index Five Years	Prospectus #2 Eaton Vance Balanced Fund Bloomberg US Aggregate Bond Index Ten Years	Prospectus #2 Eaton Vance Balanced Fund S&P 500® Index/Bloomberg US Aggregate Bond Index One Year		Prospectus #2 Eaton Vance Balanced Fund S&P 500® Index/Bloomberg US Aggregate Bond Index Five Years		Prospectus #2 Eaton Vance Balanced Fund S&P 500® Index/Bloomberg US Aggregate Bond Index Ten Years		Prospectus #2 Eaton Vance Balanced Fund Class A One Year	Prospectus #2 Eaton Vance Balanced Fund Class A Five Years	Prospectus #2 Eaton Vance Balanced Fund Class A Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class A After Taxes on Distributions One Year	Prospectus #2 Eaton Vance Balanced Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Eaton Vance Balanced Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Eaton Vance Balanced Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Eaton Vance Balanced Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class C One Year	Prospectus #2 Eaton Vance Balanced Fund Class C Five Years	Prospectus #2 Eaton Vance Balanced Fund Class C Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class I One Year	Prospectus #2 Eaton Vance Balanced Fund Class I Five Years	Prospectus #2 Eaton Vance Balanced Fund Class I Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class R One Year	Prospectus #2 Eaton Vance Balanced Fund Class R Five Years	Prospectus #2 Eaton Vance Balanced Fund Class R Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class R Inception Date	Prospectus #2 Eaton Vance Balanced Fund Class R6 One Year	Prospectus #2 Eaton Vance Balanced Fund Class R6 Five Years	Prospectus #2 Eaton Vance Balanced Fund Class R6 Ten Years	Prospectus #2 Eaton Vance Balanced Fund Class R6 Inception Date	Prospectus #3 Eaton Vance Greater India Fund MSCI India Index One Year	Prospectus #3 Eaton Vance Greater India Fund MSCI India Index Five Years	Prospectus #3 Eaton Vance Greater India Fund MSCI India Index Ten Years	Prospectus #3 Eaton Vance Greater India Fund Class A One Year	Prospectus #3 Eaton Vance Greater India Fund Class A Five Years	Prospectus #3 Eaton Vance Greater India Fund Class A Ten Years	Prospectus #3 Eaton Vance Greater India Fund Class A After Taxes on Distributions One Year	Prospectus #3 Eaton Vance Greater India Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Eaton Vance Greater India Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Eaton Vance Greater India Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Eaton Vance Greater India Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Eaton Vance Greater India Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Eaton Vance Greater India Fund Class C One Year	Prospectus #3 Eaton Vance Greater India Fund Class C Five Years	Prospectus #3 Eaton Vance Greater India Fund Class C Ten Years	Prospectus #3 Eaton Vance Greater India Fund Class I One Year	Prospectus #3 Eaton Vance Greater India Fund Class I Five Years	Prospectus #3 Eaton Vance Greater India Fund Class I Ten Years	Prospectus #4 Eaton Vance Core Bond Fund Bloomberg US Aggregate Bond Index One Year	Prospectus #4 Eaton Vance Core Bond Fund Bloomberg US Aggregate Bond Index Five Years	Prospectus #4 Eaton Vance Core Bond Fund Bloomberg US Aggregate Bond Index Ten Years	Prospectus #4 Eaton Vance Core Bond Fund Bloomberg US Universal Index One Year	Prospectus #4 Eaton Vance Core Bond Fund Bloomberg US Universal Index Five Years	Prospectus #4 Eaton Vance Core Bond Fund Bloomberg US Universal Index Ten Years	Prospectus #4 Eaton Vance Core Bond Fund Class A One Year	Prospectus #4 Eaton Vance Core Bond Fund Class A Five Years	Prospectus #4 Eaton Vance Core Bond Fund Class A Ten Years	Prospectus #4 Eaton Vance Core Bond Fund Class A After Taxes on Distributions One Year	Prospectus #4 Eaton Vance Core Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #4 Eaton Vance Core Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #4 Eaton Vance Core Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #4 Eaton Vance Core Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #4 Eaton Vance Core Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #4 Eaton Vance Core Bond Fund Class I One Year	Prospectus #4 Eaton Vance Core Bond Fund Class I Five Years	Prospectus #4 Eaton Vance Core Bond Fund Class I Ten Years
Total	26.29%	15.68%	12.03%	11.88%	12.85%	10.04%	5.30%	11.73%	9.41%	4.36%	9.86%	7.41%	3.58%	9.45%	7.31%	9.28%	12.09%	9.34%	11.46%	13.21%	10.27%	26.29%	15.68%	12.03%	42.68%	19.49%	14.85%	31.05%	14.54%	11.98%	28.35%	12.75%	10.31%	20.19%	11.69%	9.63%	36.26%	14.91%	11.92%	38.69%	16.07%	12.87%	38.03%	15.50%	12.31%	25.96%	15.15%	11.47%	11.46%	10.90%	8.39%	2.27%	10.40%	7.75%	1.53%	9.57%	5.91%	1.82%	8.30%	5.78%	6.11%	10.76%	7.69%	8.20%	11.87%	8.60%	7.66%	11.32%	8.06%	8.26%	11.94%	8.68%	Jul. 01, 2014	25.96%	15.15%	11.47%	16.93%	9.97%	7.15%	5.42%	9.17%	7.29%	5.24%	7.93%	4.83%	3.32%	7.21%	5.17%	9.46%	9.53%	7.22%	11.54%	10.63%	8.13%	11.03%	10.09%	7.61%	26.29%	15.68%	12.03%	5.53%	1.10%	1.81%	17.67%	[1]	9.98%	[1]	8.09%	[1]	9.94%	8.36%	6.78%	9.24%	7.23%	5.42%	6.09%	6.51%	5.09%	14.15%	8.71%	6.72%	16.32%	9.82%	7.63%	15.83%	9.27%	7.17%	May 02, 2016	16.37%	9.87%	7.67%	May 02, 2016	20.81%	11.77%	9.90%	14.27%	8.44%	9.99%	14.27%	7.49%	9.26%	10.60%	7.29%	8.49%	18.73%	8.85%	9.97%	20.92%	10.08%	10.99%	5.53%	1.10%	1.81%	6.17%	1.44%	2.08%	2.40%	0.92%	1.52%	0.89%	(0.45%)	0.24%	1.39%	0.21%	0.64%	6.08%	1.87%	2.12%

[1]	The blended index consists of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index, rebalanced monthly.